SHARE CAPITAL	12 Months Ended
Mar. 31, 2022
SHARE CAPITAL

21 SHARE CAPITAL

Per note 2.5, under a deemed reverse acquisition, the historical shareholders’ equity of Diginex HK, being the accounting acquirer (legal acquiree) prior to the Transaction is retrospectively adjusted to reflect the legal capital structure of the accounting acquiree (legal acquirer). This is done by using the exchange ratio as determined on the completion of the Transaction of 13.9688 shares in the Company for each Diginex HK share and 1:2.5455 for the share capital value of Diginex HK against a value of $8.50 per the Company’s listed share price on 30 September 2020 (excluding capital raise expenses). The difference in value of the share capital arising from this conversion versus the share capital amount in Diginex HK is recorded in equity under the reverse acquisition reserve.

As a Singapore incorporated company, the Company’s shares do not have a par value.

	Number of	Share capital	Reverse acquisition	Share capital net of reverse acquisition reserve
	Shares	amount	reserve	Amount
Ordinary shares, issued and fully paid:		USD	USD	USD
At 1 April 2019 pre-recapitalization	973,903	13,382,920	-	13,382,920
Shares issued for cash during the year	214,753	31,831,174	-	31,831,174
Shares issued for services (a)	17,081	2,709,854	-	2,709,854
Shares issued for intangible asset purchase (b)	35,088	5,400,043	-	5,400,043
Shares issued to employees (c)	10,522	1,745,447	-	1,745,447
Expenses related to raise of capital (g)	-	(913,159)	-	(913,159)
At 31 March 2020	1,251,347	54,156,279	-	54,156,279
Recapitalization of Diginex HK (1:13.9688 exchange ratio) (h)	16,228,418	85,180,290	(85,180,290)	-
At 31 March 2020 recapitalized	17,479,765	139,336,569	(85,180,290)	54,156,279

At 1 April 2020 pre-recapitalization	1,251,347	54,156,279	-	54,156,279
Shares issued for cash prior to the Transaction	3,572	285,438	-	285,438
Shares issued on conversion of convertible bond (note 29)	318,311	25,436,232	-	25,436,232
Shares issued for services (a)	595	47,546	-	47,546
Shares issued for intangible asset purchase (b)	3,899	600,056	-	600,056
Shares issued to employees (c)	9,114	728,300	-	728,300
Shares issued to settle shareholder loan (d)	9,039	722,306	-	722,306
Equity-settled share-based payments (e)	448	35,800	-	35,800
Anti-dilutive share issuance (f)	187,001	-	-	-
Expenses related to raise of capital (g)	6,382	(152,044)	-	(152,044)
Subtotal	1,789,708	81,859,913	-	81,859,913
Recapitalization of Diginex HK (1:13.9688 exchange ratio) (h)	23,210,292	129,019,911	(129,019,911)	-
Subtotal – recapitalized	25,000,000	210,879,824	(129,019,911)	81,859,913
Recapitalized with founding share of the Company	1	1	(16,610)	(16,609)
Acquisition of 8i Enterprises (i)	6,688,392	56,851,332	-	56,851,332
At 30 September 2020 - recapitalized	31,688,393	267,731,157	(129,036,521)	138,694,636
Shares issued for services (a)	27,334	285,160	-	285,160

	Number of	Share capital	Reverse acquisition	Share capital net of reverse acquisition reserve
	Shares	amount	reserve	Amount
Ordinary shares, issued and fully paid:		USD	USD	USD
Shares issued for cash during the six months to 31 March 2021 (j)	2,571,669	21,980,647	-	21,980,647
Expenses related to raise of capital (j)	-	(1,636,312)	-	(1,636,312)
Shares issued in settlement of earn-out awards (k)	3,030,000	7,241,700	-	7,241,700
Shares issued for warrants exercised (l)	1,480,965	17,031,098	-	17,031,098
At 31 March 2021	38,798,361	312,633,450	(129,036,521)	183,596,929

At 1 April 2021	38,798,361	312,633,450	(129,036,521)	183,596,929
Shares issued for services (a)	371,324	3,896,546	-	3,896,546
Shares issued for intangible asset purchase (b)	154,906	900,000	-	900,000
Shares issued to employees (c)	17,841	142,201	-	142,201
Shares issued to settlement of share-based payments	5,635,335	45,689,431	-	45,689,431
Acquisition of non-controlling interests paid by shares (Note 22)	1,464,291	2,533,223	-	2,533,223
At 31 March 2022	46,442,058	365,794,851	(129,036,521)	236,758,330

Note 21(a):	Diginex HK shares were issued at the fair value for the services rendered by consultants, service providers, contractors and/or non-executive directors during respective years.

Note 21(b):	Diginex HK issued shares for the purchase of intangible assets related EQONEX and a perpetual software license related to the borrowing and lending business during the year ended 31 March 2021 and 2022, respectively. The shares were issued at the fair value of the asset acquired (note 11).

Note 21(c):	During the year ended 31 March 2021, Diginex HK shares totaling a fair value of $393,242 were issued to employees related to the salary deferral scheme. Shares issued to employees also includes shares totaling a fair value of $12,861 issued as part of the contractual agreement related to the Solutions Business and reported net of the gain on sale. In addition, shares were also issued to employees in lieu of salaries and benefits-in-kind amounting to $211,122 and $111,075, respectively. The total amounted to $728,300 of which $715,834 is presented as continued operation and $12,466 as discontinued operations (note 34) in the consolidated statement of cash flows. During the year ended 31 March 2022, the Company issued shares to settle outstanding obligations under salary deferral scheme and in accordance with employment contracts accrued from 31 March 2021.

For the year ended 31 March 2020, 10,522 shares of Diginex HK were issued to employees who participated in the salary deferral scheme and to settle contractual obligations.

Note 21(d):	Shareholders loan of $650,000 and the associated interest of $72,306 were settled by the issuance of 9,039 Diginex HK shares (note 17).

Note 21(e):	On 1 September 2020, an employee share option holder exercised its vested share options from the employee share option scheme resulting in the issuance of 448 new Diginex HK shares.

Note 21(f):	Shares were issued to shareholders as make-whole units based on an anti-dilutive clause in the share subscription agreement of Diginex HK.

Note 21(g):	Expenses to raise capital via both the issuance of Diginex HK shares and the convertible bond amounted to $687,236 of which $509,985 was settled in shares, resulting in a net charge against share capital of $177,251. Also included is capitalized finance costs, recorded under the effective interest rate method in relation to the convertible bond in accordance with IFRS 9, of $25,207 (note 29) resulting in a total charge of $152,044.

Note 21(h):	On completion of the Transaction, Diginex HK shareholders were issued 25,000,000 new shares in the Company in exchange for the outstanding shares of 1,789,708. The resultant share exchange ratio being 13.9688. This exchange ratio has been applied to the issued number of shares of Diginex HK as at 30 September 2019 as per the significant accounting policies detailed in note 2.5. The Company’s share capital is based on the closing price of the Company’s listed share price on 30 September 2020 of $8.50 per share. The 25,000,000 shares issued to the shareholders of Diginex HK, hence have a value of $212,500,000 (excluding prior expenses related to raise of capital). This derives a share capital conversion ratio of 1:2.5455 when comparing the share capital value for Diginex HK of $83,480,089 (excluding prior expenses related to raise of capital) immediately before the Transaction which is applied to the share capital of Diginex HK in the recapitalization. A reverse acquisition reserve of $129,019,911 is recorded in equity for the difference between the share capital value of the Company and Diginex HK. The exchange ratio has also been applied to the shares and share capital issued by Diginex HK as at 31 March, 2020.

Note 21(i):	6,688,392 shares of the Company were issued to the shareholders of 8i Enterprises and service providers to the Transaction on 30 September 2020. The shares were fair valued at $8.50, the closing price of the Company’s listed share price on 30 September 2020.

Note 21(j):	On 15 January 2021, the Company issued 2,571,669 new shares and the same number of private warrants in a private placement for cash of $38,575,035. On a residual value basis after deducting the fair value of the private warrants, the new shares are estimated to have a fair value of $21,980,647. Capital raise expenses of $2,871,652 were incurred for the private placement of which $1,636,312 relates to the new shares issued on a fair value pro-rata basis.

Note 21(k):	In January 2021, the Company issued 3,030,000 new shares to the former shareholders of Diginex HK and a service provider to the Transaction in settlement for meeting the first milestones per the earn-out award arrangement (see note 22 for details). The shares related to the first milestone were estimated to have a fair value of $7,241,700 based on the Monte Carlo simulation ran when calculating the share-based payment reserve and expenses upon the completion of the Transaction on 30 September 2020.

Note 21(l):	After the Transaction, public warrant holders exercised their right to acquire 1,480,965 Company shares at $11.50 each totaling $17,031,098 for cash.